Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Income Taxes [Abstract]
Standard tax rate applicable in France		25.80%	25.80%	25.80%
Difference between the standard French tax rate and the rates applicable to the Sanofi	[2]	(13.30%)	(15.30%)	(6.90%)
Revisions to tax exposures and settlements of tax disputes		2.80%	3.10%	(0.80%)
Fair value remeasurement of contingent consideration			0.10%	(0.20%)
Other items	[3]	2.70%	2.60%	1.30%
Effective tax rate		18.00%	16.30%	19.20%
Other tax effects for reconciliation between accounting profit and tax expense (income)		€ 58

[1]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For the year ended December 31, 2024, this line includes a tax expense of €58 million, representing the estimated impact of Pillar Two based on Sanofi’s current understanding of Pillar Two rules.

[3]	In determining the amount of the deferred tax liability for 2024, 2023 and 2022, Sanofi took into account changes in the ownership structure of certain subsidiaries